Schedule of Classes of Shares Outstanding (Details)		Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Nominal value | ₨ / shares				₨ 142
Ordinary shares		63,113,555		63,113,555	63,647,927	62,585,836
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Nominal value | (per share)		$ 0.0001	[1]	₨ 0.008
Ordinary shares	[1]	61,258,684		61,258,684	59,400,888
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Nominal value | (per share)		$ 0.0001	[2]	₨ 0.008
Ordinary shares	[2]				2,392,168
Ordinary shares class F [member]
IfrsStatementLineItems [Line Items]
Nominal value | (per share)		$ 0.0001		₨ 0.008	$ 0.0001
Ordinary shares		1,854,871		1,854,871	1,854,871

[1]	For movement in class A shares to Ordinary shares, refer to note 6.
[2]	Norwest Venture Partners X, LP and Norwest Venture Partners IX, LP, holding